Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Assets

Estimated Useful Life (Years)
Lab equipment	5
Furniture and fixtures	3
Computer equipment	3
Leasehold improvements	Shorter of useful life or term of associated lease

Summary of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash, cash equivalents, restricted cash and restricted cash equivalents consisted of the following (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$25,617	$43,893
Restricted cash and cash equivalents	5,647	5,647

Total cash, cash equivalents, restricted cash and restricted cash equivalents	$31,264	$49,540